Income Taxes (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Additional expenditures	$ 2.3
Company deposited into accounts	0.1	$ 9.2
Minimum [Member]
Income Taxes (Details) [Line Items]
Potential tax indemnification to investors	11.0
Maximum [Member]
Income Taxes (Details) [Line Items]
Potential tax indemnification to investors	$ 2.2